Trade and Other Receivables and Prepayments (Details) - Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Maturities analysis
– within one year	R 4,438	R 4,078
– within two to four years	12,888	14,525
– over four years		2,800
Present value of lease payments	17,326	21,403
Non-current asset	12,888	17,325
Current asset	4,438	4,078
Total non-current asset	R 17,326	R 21,403